TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

4)  TRADE ACCOUNTS RECEIVABLE

a)  Accounting policy

These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided and goods sold in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Soluciona TI” product).

The Company measures the provision for estimated impairment losses in an amount equal to the loss of credit expected for a lifetime.

b)  Critical estimates and judgments

In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and bearable information that is relevant and available. This includes quantitative and qualitative information and analysis, based on the Company's historical experience, credit assessment and considering forward-looking information. Although the Company believes that the assumptions used are reasonable, the results may be different.

c)  Breakdown

	12.31.19	12.31.18
Billed amounts	7,018,601	6,789,257
Unbilled amounts	2,866,196	2,454,810
Interconnection amounts	790,046	835,887
Amounts from related parties (Note 28)	129,904	148,814
Gross accounts receivable	10,804,747	10,228,768
Estimated impairment losses	(1,644,797)	(1,498,134)
Total	9,159,950	8,730,634

Current	8,719,497	8,304,382
Non-current	440,453	426,252

Consolidated balances of non-current trade accounts receivable include:

	12.31.19	12.31.18
Portion resale of goods to legal entities, receivable within 24 months	182,286	180,065
Portion of accounts receivable from the OI group - Bankruptcy process of companies	89,647	119,365
Soluciona IT product (1)	317,988	293,531
Nominal amount receivable	589,921	592,961
Deferred financial income	(48,086)	(84,060)
Present value of accounts receivable	541,835	508,901
Estimated impairment losses	(101,382)	(82,649)
Net amount receivable	440,453	426,252

(1)The maturity schedule of the nominal amounts and the present value of the Soluciona IT product is up to five years.

There are no unsecured residual values resulting in benefits to the lessor nor contingent payments recognized as revenue for the year.

The following are amounts receivable, net of estimated losses for impairment of accounts receivable, by maturity:

	12.31.19	12.31.18
Falling due	6,862,054	6,485,154
Overdue – 1 to 30 days	966,986	1,096,639
Overdue – 31 to 60 days	306,956	305,019
Overdue – 61 to 90 days	192,622	200,401
Overdue – 91 to 120 days	250,029	220,221
Overdue – over 120 days	581,303	423,200
Total	9,159,950	8,730,634

On December 31, 2019 and 2018, no customer represented more than 10% of trade accounts receivable, net.

d)  Changes in contractual assets

The following table shows the changes in contractual assets (arising from the initial adoption of IFRS 15 on January 1, 2018),  in the years ended December 31, 2019 and 2018:

	Contract assets, gross	Provision for losses	Contract assets, net
Initial adoption on 01.01.18	193,675	(33,196)	160,479
Additions	587,733	(512)	587,221
Amortizations	(585,675)	—	(585,675)
Balance on 12.31.18	195,733	(33,708)	162,025
Additions	558,883	(12,486)	546,397
Amortizations	(485,108)	—	(485,108)
Balance on 12.31.19	269,508	(46,194)	223,314

e)  Changes in estimated losses for impairment

The following table shows the changes in estimated losses for impairment of accounts receivable.

Balance on 12.31.17	(1,433,471)
Initial adoption IFRS 9 on 01.01.18	(364,456)
Supplement to estimated losses, net of resersal (Note 25)	(1,533,660)
Write-offs	1,833,453
Balance on 12.31.18	(1,498,134)
Supplement to estimated losses, net of resersal (Note 25)	(1,682,348)
Write-offs	1,547,577
Business combinations (Note 1 c.1)	(11,892)
Balance on 12.31.19	(1,644,797)